Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with the SEC’s disclosure requirements pursuant to Item 402(v) of Regulation S-K regarding Pay Versus Performance (“PVP”), the Company’s PVP disclosures are provided below. As a smaller reporting company, we have included a table that compares the total compensation of our principal executive officer (“PEO”) and average other named executive officers (“Non-PEO NEOs”), as presented in the SCT, to Compensation Actually Paid (“CAP”) in accordance with Item 402(v) of Regulation S-K. The table and disclosure below also compares CAP to our indexed TSR and Net Income.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used CAP as a basis for making compensation decisions, nor does it use Net Income for purposes of determining incentive compensation.

Pay Versus Performance Table - Compensation Definitions

Salary, Bonus, Stock Awards, and All Other Compensation are each calculated in the same manner for purposes of both CAP and SCT values. The primary difference between the calculation of CAP and SCT total compensation is the calculation of the value of “Stock Awards,” with the table below describing the differences in how these awards are valued for purposes of SCT total and CAP.

Pay Versus Performance Table

In accordance with the SEC’s PVP rules, the table below shows the executive compensation actually paid to our PEOs and Non-PEO NEOs for 2025, 2024, and 2023.

Year	Summary Compensation Table Total for PEO - Mooney ($)(1)	Compensation Actually Paid to PEO - Mooney ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2025	-	-	-	-	-	-
2024	-	-	-	-	-	-
2023	799,972	514,788	635,695	282,143	6.36	(42,421,737)

Year	Summary Compensation Table Total for PEO - DiSiena ($)(1)	Compensation Actually Paid to PEO - DiSiena ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2025	-	-	-	-	-	-
2024	-	-	-	-	-	-
2023	97,167	97,167	635,695	282,143	6.36	(42,421,737)

Year	Summary Compensation Table Total for PEO - Fernandez-McGovern ($)(1)	Compensation Actually Paid to PEO -Fernandez-McGovern ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2025	-	-	-	-	-	-
2024	-	-	-	-	-	-
2023	627,885	335,777	635,695	282,143	6.36	(42,421,737)

Year	Summary Compensation Table Total for PEO - O’Sullivan ($)(1)	Compensation Actually Paid to PEO -O’Sullivan ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2025	-	-	-	-	-	-
2024	-	-	-	-	-	-
2023	546,337	393,485	635,695	282,143	6.36	(42,421,737)

Year	Summary Compensation Table Total for First 2024 PEO - Grant Begley ($)(5)	Compensation Actually Paid to First 2024 PEO - Grant Begley ($)(2)(3)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2025	-	-	-	-	-	-
2024	52,314	48,000	241,794	225,571	8.05	(35,234,352)
2023	-	-	-	-	-	-

Year	Summary Compensation Table Total for PEO - William Irby ($)(5)(6)	Compensation Actually Paid to PEO - William Irby ($)(2)(3)(5)(6)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)(6)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(5)(6)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2025	574,904	674,479	316,018	358,989	11.57	(5,002,156)
2024	401,504	353,504	241,794	225,571	8.05	(35,234,352)
2023	-	-	-	-	-	-

(1)	The PEO for the 2023 reporting year was Mr. Barrett Mooney. The non-PEO NEOs in the 2023 reporting year were Mr. Mark DiSiena, Ms. Nicole Fernandez-McGovern and Mr. Michael O’Sullivan.

(2)	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the SCT Total with certain adjustments noted in the below table and described in footnote 4 below.

(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718, Compensation - Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.

(4)	The total shareholder return (“TSR”) is calculated by taking the difference of the Company’s stock price from the beginning of the measurement period, December 31, 2022 at $7.00, and the ending of the measurement periods of December 31, 2023, 2024 and 2025 at $2.00, $3.47 and $0.81, respectively; then dividing by the respective measurement period’s initial stock price.

	2025 - PEO - Irby ($)	2025 – Non-PEO NEOS ($)	2024 - PEO - Begley ($)	2024 - PEO - Irby ($)	2024 - Non-PEO NEOs ($)	2023 - PEO - Mooney ($)	2023 - Non-PEO NEOs ($)
SCT Total Compensation	$574,904	$316,018	$52,314	$401,504	$241,794	$799,972	$1,271,389
Less: Equity awards reported in SCT	99,576	35,681	(4,314)	(48,000)	(16,223)	(285,184)	(520,593)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	17,415	7,290	-	-	-	-	-
Fair Value of Equity Compensation Granted in Current Year at Year-End	82,160	35,681	-	-	-	-	-
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	-	-	-	-	-	-	-
Change in Fair Value as of the Current Fiscal Year (From the End of Prior Fiscal Year) of Awards Granted in Prior Fiscal Years that remain Outstanding and Unvested as of the End of the Current Fiscal Year	-	-	-	-	-	-	-
Compensation Actually Paid	$674,479	$316,018	$48,000	$353,504	$225,571	$514,788	$750,796

(5)	The First 2024 PEO reflected in the tables is Grant Begley and the Second 2024 PEO reflected in the tables is William Irby. The Non-PEO NEOs for 2024 were Mark DiSiena and Brent Pope.

(6)	The PEO for the 2025 reporting year was William Irby. The non-PEO NEOs in the 2025 reporting year were Alison Burgett and Brent Pope.

Named Executive Officers, Footnote [Text Block]

(1)	The PEO for the 2023 reporting year was Mr. Barrett Mooney. The non-PEO NEOs in the 2023 reporting year were Mr. Mark DiSiena, Ms. Nicole Fernandez-McGovern and Mr. Michael O’Sullivan.

(5)	The First 2024 PEO reflected in the tables is Grant Begley and the Second 2024 PEO reflected in the tables is William Irby. The Non-PEO NEOs for 2024 were Mark DiSiena and Brent Pope.

(6)	The PEO for the 2025 reporting year was William Irby. The non-PEO NEOs in the 2025 reporting year were Alison Burgett and Brent Pope.

Adjustment To PEO Compensation, Footnote [Text Block]

	2025 - PEO - Irby ($)	2025 – Non-PEO NEOS ($)	2024 - PEO - Begley ($)	2024 - PEO - Irby ($)	2024 - Non-PEO NEOs ($)	2023 - PEO - Mooney ($)	2023 - Non-PEO NEOs ($)
SCT Total Compensation	$574,904	$316,018	$52,314	$401,504	$241,794	$799,972	$1,271,389
Less: Equity awards reported in SCT	99,576	35,681	(4,314)	(48,000)	(16,223)	(285,184)	(520,593)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	17,415	7,290	-	-	-	-	-
Fair Value of Equity Compensation Granted in Current Year at Year-End	82,160	35,681	-	-	-	-	-
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	-	-	-	-	-	-	-
Change in Fair Value as of the Current Fiscal Year (From the End of Prior Fiscal Year) of Awards Granted in Prior Fiscal Years that remain Outstanding and Unvested as of the End of the Current Fiscal Year	-	-	-	-	-	-	-
Compensation Actually Paid	$674,479	$316,018	$48,000	$353,504	$225,571	$514,788	$750,796

PEO Name					Mr. Barrett Mooney
Additional 402(v) Disclosure
(2)	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the SCT Total with certain adjustments noted in the below table and described in footnote 4 below.

Mr Barrett Mooney [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[1]				$ 799,972
Compensation Actually Paid	[1],[2],[3]				514,788
Mr Barrett Mooney [Member] | Equity Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount					(285,184)
Mr Barrett Mooney [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior And Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Mr Barrett Mooney [Member] | Fair Value Of Equity Compensation Granted In Current Year At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Mr Barrett Mooney [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Mr Barrett Mooney [Member] | Change In Fair Value As Of The Current Fiscal Year From The End Of Prior Fiscal Year Of Awards Granted In Prior Fiscal Years That Remain Outstanding And Unvested As Of The End Of The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Mr Mark Di Siena Ms Nicole Fernandez Mc Govern And Mr Michael O Sullivan [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[1]			[4],[5]	635,695
Compensation Actually Paid	[1],[2],[3]			[4],[5]	282,143
Total Shareholder Return Amount	[6]				6.36
Net Income (Loss) Attributable to Parent					(42,421,737)
Mr Barrett Mooney And Mr Mark Di Siena Ms Nicole Fernandez Mc Govern And Mr Michael O Sullivan [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	[6]				6.36
Net Income (Loss) Attributable to Parent					(42,421,737)
Mr Mark Di Siena [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[1]				97,167
Compensation Actually Paid	[1],[2],[3]				97,167
Ms Nicole Fernandez Mc Govern [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[1]				627,885
Compensation Actually Paid	[1],[2],[3]				335,777
Mr Michael O Sullivan [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[1]				546,337
Compensation Actually Paid	[1],[2],[3]				393,485
Grant Begley [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[4]		52,314
Compensation Actually Paid	[2],[3],[4]		48,000
Grant Begley [Member] | Equity Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount			(4,314)
Grant Begley [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior And Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Grant Begley [Member] | Fair Value Of Equity Compensation Granted In Current Year At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Grant Begley [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Grant Begley [Member] | Change In Fair Value As Of The Current Fiscal Year From The End Of Prior Fiscal Year Of Awards Granted In Prior Fiscal Years That Remain Outstanding And Unvested As Of The End Of The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Mr Mark Di Siena And Brent Pope [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[4]		241,794	[5]
Compensation Actually Paid	[2],[3],[4]		225,571	[5]
Grant Begley And Mr Mark Di Siena And Brent Pope [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	[6]		8.05
Net Income (Loss) Attributable to Parent			(35,234,352)
William Irby [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[4],[5]	574,904	401,504
Compensation Actually Paid	[2],[3],[4],[5]	674,479	353,504
William Irby [Member] | Equity Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		99,576	(48,000)
William Irby [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior And Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		17,415
William Irby [Member] | Fair Value Of Equity Compensation Granted In Current Year At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		82,160
William Irby [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
William Irby [Member] | Change In Fair Value As Of The Current Fiscal Year From The End Of Prior Fiscal Year Of Awards Granted In Prior Fiscal Years That Remain Outstanding And Unvested As Of The End Of The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
William Irby And Mr Mark Di Siena And Brent Pope [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	[6]	11.57	8.05
Net Income (Loss) Attributable to Parent		(5,002,156)	(35,234,352)
Ms Alison Burgett And Brent Pope [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation	[4],[5]	316,018
Compensation Actually Paid	[2],[3],[4],[5]	358,989
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation		316,018	241,794		1,271,389
Compensation Actually Paid		316,018	225,571		750,796
Non-PEO NEO [Member] | Equity Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		35,681	(16,223)		(520,593)
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior And Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		7,290
Non-PEO NEO [Member] | Fair Value Of Equity Compensation Granted In Current Year At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		35,681
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Non-PEO NEO [Member] | Change In Fair Value As Of The Current Fiscal Year From The End Of Prior Fiscal Year Of Awards Granted In Prior Fiscal Years That Remain Outstanding And Unvested As Of The End Of The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount

[1]	The PEO for the 2023 reporting year was Mr. Barrett Mooney. The non-PEO NEOs in the 2023 reporting year were Mr. Mark DiSiena, Ms. Nicole Fernandez-McGovern and Mr. Michael O’Sullivan.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718, Compensation - Stock Compensation. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.
[3]	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the SCT Total with certain adjustments noted in the below table and described in footnote 4 below.
[4]	The First 2024 PEO reflected in the tables is Grant Begley and the Second 2024 PEO reflected in the tables is William Irby. The Non-PEO NEOs for 2024 were Mark DiSiena and Brent Pope.
[5]	The PEO for the 2025 reporting year was William Irby. The non-PEO NEOs in the 2025 reporting year were Alison Burgett and Brent Pope.
[6]	The total shareholder return (“TSR”) is calculated by taking the difference of the Company’s stock price from the beginning of the measurement period, December 31, 2022 at $7.00, and the ending of the measurement periods of December 31, 2023, 2024 and 2025 at $2.00, $3.47 and $0.81, respectively; then dividing by the respective measurement period’s initial stock price.